Condensed Consolidating Guarantor Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Guarantor Financial Statements [Abstract]
Condensed Consolidating Guarantor Financial Statements

19. Condensed Consolidating Guarantor Financial Statements

Willbros Group, Inc. (the “Parent”) and its 100% owned U.S. subsidiaries (the “Guarantors”) may fully and unconditionally guarantee, on a joint and several basis, the obligations of the Company under debt securities that it may issue pursuant to a universal shelf registration statement on Form S-3 filed by the Company with the SEC. There are currently no restrictions on the ability of the Guarantors to transfer funds to the Parent in the form of cash dividends or advances. Condensed consolidating financial information for a) the Parent, b) the Guarantors and c) all other direct and indirect subsidiaries (the “Non-Guarantors”) as of December 31, 2012 and December 31, 2011 and for the years ended December 31, 2012, 2011 and 2010 follows.

The Company revised its condensed consolidating statement of cash flows for the year ended December 31, 2011 and December 31, 2010 to correct the form and content of the condensed presentation in accordance with S-X Rule 3-10 and Rule 10-01. The revision was made to show individual cash changes from investing and financing activities within the condensed consolidating statement of cash flows. This revision did not impact the previously reported total amounts for investing and financing activities within the parent, guarantor and non-guarantor columns and did not impact the consolidated financial statements.

CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$24,875	$13,984	$9,919	$—	$48,778
Accounts receivable, net	—	307,273	73,297	—	380,570
Contract cost and recognized income not yet billed	—	74,958	14,700	—	89,658
Prepaid expenses and other assets	2,504	27,665	1,346	—	31,515
Parts and supplies inventories	—	4,130	1,134	—	5,264
Deferred income taxes	3,592	16,312	10,368	(19,904)	10,368
Assets held for sale	—	62,804	28,136	—	90,940
Receivables from affiliated companies	80,871	51,486	—	(132,357)	—

Total current assets	111,842	558,612	138,900	(152,261)	657,093
Deferred income taxes	102,493	—	113	(102,493)	113
Property, plant and equipment, net	—	117,204	6,781	—	123,985
Other intangible assets, net	—	158,062	—	—	158,062
Investment in subsidiaries	12,231	—	—	(12,231)	—
Other assets	—	37,844	1,149	—	38,993

Total assets	$226,566	$871,722	$146,943	$(266,985)	$978,246

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Notes payable and current portion of long-term debt	$—	$5,869	$—	$—	$5,869
Accounts payable and accrued liabilities	149	249,224	46,134	—	295,507
Contract billings in excess of cost and recognized income	—	33,332	2,911	—	36,243
Current portion of capital lease obligations	—	1,321	(4)	—	1,317
Current portion of settlement obligation of discontinued operations	—	—	5,000	—	5,000
Accrued income taxes	18,127	—	10,164	(19,904)	8,387
Other current liabilities	—	2,804	5,280	—	8,084
Liabilities held for sale	—	15,384	10,790	—	26,174
Payables to affiliated companies	—	—	132,357	(132,357)	—

Total current liabilities	18,276	307,934	212,632	(152,261)	386,581
Long-term debt	—	294,353	—	—	294,353
Capital lease obligations	—	2,283	(2)	—	2,281
Long-term portion of settlement obligation of discontinued operations	—	—	36,500	—	36,500
Long-term liabilities for unrecognized tax benefits	1,957	—	2,999	—	4,956
Deferred income taxes	—	105,058	6,059	(102,493)	8,624
Other long-term liabilities	—	34,400	4,218	—	38,618

Total liabilities	20,233	744,028	262,406	(254,754)	771,913
Stockholders’ equity:
Total stockholders’ equity	206,333	127,694	(115,463)	(12,231)	206,333

Total liabilities and stockholders’ equity	$226,566	$871,722	$146,943	$(266,985)	$978,246

CONDENSED CONSOLIDATING BALANCE SHEET

	December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$188	$27,885	$24,786	$—	$52,859
Accounts receivable, net	109	213,079	33,714	—	246,902
Contract cost and recognized income not yet billed	—	31,615	37	—	31,652
Prepaid expenses and other assets	14,960	20,349	6,988	(427)	41,870
Parts and supplies inventories	—	4,008	1,450	—	5,458
Deferred income taxes	3,001	8,351	(1,156)	(8,351)	1,845
Assets held for sale	—	61,279	65,978	—	127,257
Receivables from affiliated companies	444,106	77,068	—	(521,174)	—

Total current assets	462,364	443,634	131,797	(529,952)	507,843
Deferred income taxes	103,326	—	33	(103,359)	—
Property, plant and equipment, net	—	138,895	13,696	—	152,591
Goodwill	—	8,067	—	—	8,067
Other intangible assets, net	—	172,876	—	—	172,876
Investment in subsidiaries	29,860	—	—	(29,860)	—
Other assets	189	19,519	686	—	20,394

Total assets	$595,739	$782,991	$146,212	$(663,171)	$861,771

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Notes payable and current portion of long-term debt	$32,050	$—	$—	$(427)	$31,623
Accounts payable and accrued liabilities	57	179,209	16,189	—	195,455
Contract billings in excess of cost and recognized income	—	14,245	1,855	—	16,100
Current portion of capital lease obligations	—	2,035	(4)	—	2,031
Current portion of settlement obligation of discontinued operations	—	—	14,000	—	14,000
Accrued income taxes	11,325	—	775	(8,351)	3,749
Other current liabilities	207	3,720	6,163	—	10,090
Liabilities held for sale	—	16,209	25,899	—	42,108
Payables to affiliated companies	318,683	37,039	165,452	(521,174)	—

Total current liabilities	362,322	252,457	230,329	(529,952)	315,156
Long-term debt	—	230,707	—	—	230,707
Capital lease obligations	—	3,389	(2)	—	3,387
Long-term portion of settlement obligation of discontinued operations	—	—	41,500	—	41,500
Long-term liabilities for unrecognized tax benefits	1,839	—	1,916	—	3,755
Deferred income taxes	—	105,095	1,082	(103,359)	2,818
Other long-term liabilities	—	31,934	936	—	32,870

Total liabilities	364,161	623,582	275,761	(633,311)	630,193
Stockholders’ equity:
Total stockholders’ equity	231,578	159,409	(129,549)	(29,860)	231,578

Total liabilities and stockholders’ equity	$595,739	$782,991	$146,212	$(663,171)	$861,771

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$1,708,997	$219,803	$—	$1,928,800
Operating expenses:
Contract	—	1,532,593	206,384	—	1,738,977
Amortization of intangibles	—	14,985	—	—	14,985
General and administrative	3,743	139,945	8,128	—	151,816
Goodwill impairment	—	8,067	—	—	8,067
Other charges	—	151	—	—	151

Operating income (loss)	(3,743)	13,256	5,291	—	14,804
Other income (expense):
Equity in loss of consolidated subsidiaries	(17,629)	—	(976)	18,605	—
Interest expense, net	(2,404)	(27,060)	71	—	(29,393)
Loss on early extinguishment of debt	—	(3,405)	—	—	(3,405)
Other, net	2,892	(1,789)	(1,673)	—	(570)

Income (loss) from continuing operations before income taxes	(20,884)	(18,998)	2,713	18,605	(18,564)
Provision (benefit) for income taxes	9,327	(7,968)	3,368	—	4,727

Income (loss) from continuing operations	(30,211)	(11,030)	(655)	18,605	(23,291)
Income (loss) from discontinued operations net of provision for income taxes	—	(20,685)	14,741	—	(5,944)

Net income (loss)	(30,211)	(31,715)	14,086	18,605	(29,235)
Less: Income attributable to noncontrolling interest	—	—	—	(976)	(976)

Net income (loss) attributable to Willbros Group, Inc.	$(30,211)	$(31,715)	$14,086	$17,629	$(30,211)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$1,222,678	$153,691	$—	$1,376,369
Operating expenses:
Contract	—	1,108,607	140,418	—	1,249,025
Amortization of intangibles	—	15,108	—	—	15,108
General and administrative	2,808	122,981	1,594	—	127,383
Goodwill impairment	—	167,753	10,822	—	178,575
Settlement of project dispute	—	8,236	—	—	8,236
Changes in fair value of contingent earnout	—	(10,000)	—	—	(10,000)
Other charges	—	105	—	—	105

Operating income (loss)	(2,808)	(190,112)	857	—	(192,063)
Other income (expense):
Equity in loss of consolidated subsidiaries	(320,202)	—	(1,195)	321,397	—
Interest expense, net	(3,240)	(41,825)	30	—	(45,035)
Loss on early extinguishment of debt	—	(6,304)	—	—	(6,304)
Other, net	(212)	(362)	35	—	(539)

Income (loss) from continuing operations before income taxes	(326,462)	(238,603)	(273)	321,397	(243,941)
Provision (benefit) for income taxes	(32,446)	5	(1,117)	—	(33,558)

Income (loss) from continuing operations	(294,016)	(238,608)	844	321,397	(210,383)
Loss from discontinued operations net of provision for income taxes	—	(8,182)	(74,256)	—	(82,438)

Net income (loss)	(294,016)	(246,790)	(73,412)	321,397	(292,821)
Less: Income attributable to noncontrolling interest	—	—	—	(1,195)	(1,195)

Net income (loss) attributable to Willbros Group, Inc.	$(294,016)	$(246,790)	$(73,412)	$320,202	$(294,016)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Contract revenue	$—	$845,295	$158,114	$—	$1,003,409
Operating expenses:
Contract	—	744,714	142,238	—	886,952
Amortization of intangibles	—	9,437	—	—	9,437
General and administrative	32,059	64,199	9,828	—	106,086
Goodwill impairment	—	60,000	—	—	60,000
Settlement of project dispute	—	—	—	—	—
Changes in fair value of contingent earnout	—	(45,340)	—	—	(45,340)
Acquisition costs	—	10,055	—	—	10,055
Other charges	—	3,771	—	—	3,771

Operating income (loss)	(32,059)	(1,541)	6,048	—	(27,552)
Other income (expense):
Equity in loss of consolidated subsidiaries	(37,303)	—	(1,207)	38,510	—
Interest expense, net	(7,755)	(20,009)	125	—	(27,639)
Loss on early extinguishment of debt	—	—	—	—	—
Other, net	4	811	738	—	1,553

Income (loss) from continuing operations before income taxes	(77,113)	(20,739)	5,704	38,510	(53,638)
Provision (benefit) for income taxes	(40,077)	9,792	1,334	—	(28,951)

Income (loss) from continuing operations	(37,036)	(30,531)	4,370	38,510	(24,687)
Loss from discontinued operations net of provision for income taxes	—	(1,516)	(9,626)	—	(11,142)

Net income (loss)	(37,036)	(32,047)	(5,256)	38,510	(35,829)
Less: Income attributable to noncontrolling interest	—	—	—	(1,207)	(1,207)

Net income (loss) attributable to Willbros Group, Inc.	$(37,036)	$(32,047)	$(5,256)	$37,303	$(37,036)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income (loss)	$(30,211)	$(31,715)	$14,086	$18,605	$(29,235)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,521)	—	(1,521)	1,521	(1,521)
Changes in derivative financial instruments	—	455	—	—	455

Total other comprehensive income (loss), net of tax	(1,521)	455	(1,521)	1,521	(1,066)

Total comprehensive income (loss)	(31,732)	(31,260)	12,565	20,126	(30,301)
Less: comprehensive income attributable to noncontrolling interest	—	—	—	(976)	(976)

Total comprehensive income (loss) attributable to Willbros Group, Inc.	$(31,732)	$(31,260)	$12,565	$19,150	$(31,277)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income (loss)	$(294,016)	$(246,790)	$(73,412)	$321,397	$(292,821)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,450)	—	(1,450)	1,450	(1,450)
Changes in derivative financial instruments	—	(1,918)	—	—	(1,918)

Total other comprehensive income (loss), net of tax	(1,450)	(1,918)	(1,450)	1,450	(3,368)

Total comprehensive income (loss)	(295,466)	(248,708)	(74,862)	322,847	(296,189)
Less: comprehensive income attributable to noncontrolling interest	—	—	—	(1,195)	(1,195)

Total comprehensive income (loss) attributable to Willbros Group, Inc.	$(295,466)	$(248,708)	$(74,862)	$321,652	$(297,384)

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net income (loss)	$(37,036)	$(32,047)	$(5,256)	$38,510	$(35,829)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	6,194	—	6,194	(6,194)	6,194
Changes in derivative financial instruments	—	19	—	—	19

Total other comprehensive income (loss), net of tax	6,194	19	6,194	(6,194)	6,213

Total comprehensive income (loss)	(30,842)	(32,028)	938	32,316	(29,616)
Less: comprehensive income attributable to noncontrolling interest	—	—	—	(1,207)	(1,207)

Total comprehensive income (loss) attributable to Willbros Group, Inc.	$(30,842)	$(32,028)	$938	$31,109	$(30,823)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2012
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Cash flows from operating activities of continuing operations	$25,242	$9,397	$(41,840)	$—	$(7,201)
Cash flows from operating activities of discontinued operations	—	(22,406)	(6,131)	—	(28,537)

Net cash from operating activities	25,242	(13,009)	(47,971)	—	(35,738)
Cash flows from investing activities:
Proceeds from sales of property, plant and equipment	—	2,066	17,262	—	19,328
Purchase of property, plant and equipment	—	(11,580)	(906)	—	(12,486)

Cash flows from investing activities of continuing operations	—	(9,514)	16,356	—	6,842
Cash flows from investing activities of discontinued operations	—	259	15,135	—	15,394

Net cash from investing activities	—	(9,255)	31,491	—	22,236
Cash flows from financing activities:
Proceeds from term loan issuance	—	60,000	—	—	60,000
Proceeds from revolver and notes payable	—	92,804	—	—	92,804
Payments on capital leases	—	(1,820)	—	—	(1,820)
Payment of revolver and notes payable	—	(89,437)	—	—	(89,437)
Payments on term loan	—	(46,700)	—	—	(46,700)
Payments to reacquire common stock	(555)	—	—	—	(555)
Cost of debt issues	—	(5,723)	—	—	(5,723)
Dividend distribution to noncontrolling interest	—	—	(1,234)	—	(1,234)

Cash flows from financing activities of continuing operations	(555)	9,124	(1,234)	—	7,335
Cash flows from financing activities of discontinued operations	—	(761)	—	—	(761)

Net cash from financing activities	(555)	8,363	(1,234)	—	6,574
Effect of exchange rate changes on cash and cash equivalents	—	—	(2,137)	—	(2,137)

Net increase (decrease) in cash and cash equivalents	24,687	(13,901)	(19,851)	—	(9,065)
Cash and cash equivalents of continuing operations at beginning of period (12/31/11)	188	27,885	24,786	—	52,859
Cash and cash equivalents of discontinued operations at beginning of period (12/31/11)	—	—	10,586	—	10,586

Cash and cash equivalents at beginning of period (12/31/11)	188	27,885	35,372	—	63,445
Cash and cash equivalents at end of period (12/31/12)	24,875	13,984	15,521	—	54,380
Less: cash and cash equivalents of discontinued operations at end of period (12/31/12)	—	—	(5,602)	—	(5,602)

Cash and cash equivalents of continuing operations at end of period (12/31/12)	$24,875	$13,984	$9,919	$—	$48,778

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2011
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Cash flows from operating activities of continuing operations	$982	$90,989	$(29,735)	$—	$62,236
Cash flows from operating activities of discontinued operations	—	(19,471)	(31,052)	—	(50,523)

Net cash from operating activities	982	71,518	(60,787)	—	11,713
Cash flows from investing activities:
Proceeds from working capital settlement	—	9,402	—	—	9,402
Proceeds from sales of property, plant and equipment	—	20,362	12,577	—	32,939
Proceeds from sale of subsidiary	—	18,749	—	—	18,749
Purchase of property, plant and equipment	—	(7,232)	(2,815)	—	(10,047)

Cash flows from investing activities of continuing operations	—	41,281	9,762	—	51,043
Cash flows from investing activities of discontinued operations	—	(438)	7,771	—	7,333

Net cash from investing activities	—	40,843	17,533	—	58,376
Cash flows from financing activities:
Proceeds from revolver and notes payable	—	59,357	—	—	59,357
Payments on capital leases	—	(7,870)	(399)	—	(8,269)
Payment of revolver and notes payable	—	(67,277)	—	—	(67,277)
Payments on term loan	—	(123,379)	—	—	(123,379)
Payments to reacquire common stock	(794)	—	—	—	(794)
Cost of debt issues	—	(4,935)	—	—	(4,935)
Dividend distribution to noncontrolling interest	—	—	(1,139)	—	(1,139)

Cash flows from financing activities of continuing operations	(794)	(144,104)	(1,538)	—	(146,436)
Cash flows from financing activities of discontinued operations	—	(855)	(5)	—	(860)

Net cash from financing activities	(794)	(144,959)	(1,543)	—	(147,296)
Effect of exchange rate changes on cash and cash equivalents	—	—	(449)	—	(449)

Net increase (decrease) in cash and cash equivalents	188	(32,598)	(45,246)	—	(77,656)
Cash and cash equivalents of continuing operations at beginning of period (12/31/10)	—	60,483	51,441	—	111,924
Cash and cash equivalents of discontinued operations at beginning of period (12/31/10)	—	—	29,177	—	29,177

Cash and cash equivalents at beginning of period (12/31/10)	—	60,483	80,618	—	141,101
Cash and cash equivalents at end of period (12/31/11)	188	27,885	35,372	—	63,445
Less: cash and cash equivalents of discontinued operations at end of period (12/31/11)	—	—	(10,586)	—	(10,586)

Cash and cash equivalents of continuing operations at end of period (12/31/11)	$188	$27,885	$24,786	$—	$52,859

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2010
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Cash flows from operating activities of continuing operations	$(61,585)	$85,319	$3,045	$—	$26,779
Cash flows from operating activities of discontinued operations	—	(1,146)	21,238	—	20,092

Net cash from operating activities	(61,585)	84,173	24,283	—	46,871
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired and earnout	—	(421,182)	—	—	(421,182)
Proceeds from sales of property, plant and equipment	—	16,016	247	—	16,263
Purchase of property, plant and equipment	—	(11,652)	(3,983)	—	(15,635)
Maturities of short-term investments	—	16,755	—	—	16,755
Purchase of short-term investments	—	(255)	—	—	(255)

Cash flows from investing activities of continuing operations	—	(400,318)	(3,736)	—	(404,054)
Cash flows from investing activities of discontinued operations	—	(1,019)	422	—	(597)

Net cash from investing activities	—	(401,337)	(3,314)	—	(404,651)
Cash flows from financing activities:
Proceeds from term loan issuance	—	282,000	—	—	282,000
Proceeds from stock issuance	58,078	—	—	—	58,078
Stock-based compensation tax deficiency	(956)	—	—	—	(956)
Payments on capital leases	—	(8,331)	(1,214)	—	(9,545)
Payment on notes payable	—	(11,604)	—	—	(11,604)
Payments on term loan	—	(750)	—	—	(750)
Payments to reacquire common stock	(1,000)	—	—	—	(1,000)
Dividend distribution to noncontrolling interest	—	—	(1,135)	—	(1,135)
Costs of debt issues	—	(16,238)	—	—	(16,238)

Cash flows from financing activities of continuing operations	56,122	245,077	(2,349)	—	298,850
Cash flows from financing activities of discontinued operations	—	(848)	(207)	—	(1,055)

Net cash from financing activities	56,122	244,229	(2,556)	—	297,795
Effect of exchange rate changes on cash and cash equivalents	—	—	2,402	—	2,402

Net increase (decrease) in cash and cash equivalents	(5,463)	(72,935)	20,815	—	(57,583)
Cash and cash equivalents of continuing operations at beginning of period (12/31/09)	5,463	133,263	31,965	—	170,691
Cash and cash equivalents of discontinued operations at beginning of period (12/31/09)	—	—	27,993	—	27,993

Cash and cash equivalents at beginning of period (12/31/09)	5,463	133,263	59,958	—	198,684
Cash and cash equivalents at end of period (12/31/10)	—	60,328	80,773	—	141,101
Less: cash and cash equivalents of discontinued operations at end of period (12/31/10)	—	155	(29,332)	—	(29,177)

Cash and cash equivalents of continuing operations at end of period (12/31/10)	$—	$60,483	$51,441	$—	$111,924